Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000133805_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(5.17%)
C000133805_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.51%
C000133805_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			(1.19%)
C000133805_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Commodity Strategy Central Fund
C000133805_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000133805_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 7,158
C000133805_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 6,587
C000133805_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 6,704
C000133805_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 7,050
C000133805_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 6,572
C000133805_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 5,888
C000133805_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 8,196
C000133805_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 10,462
C000133805_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 9,532
C000133805_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,192	$ 9,192	$ 9,192	$ 9,192
C000133805_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Commodity Index
C000133805_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000133805_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 7,177
C000133805_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 6,604
C000133805_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 6,655
C000133805_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 6,837
C000133805_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 6,470
C000133805_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 5,689
C000133805_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 7,980
C000133805_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 10,153
C000133805_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 9,353
C000133805_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,869	$ 8,869	$ 8,869	$ 8,869
C000133805_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(3.57%)
C000133805_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.94%
C000133805_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.84%)